SCHEDULE OF INVESTMENTS
Thornburg Intermediate Municipal Fund	December 31, 2024 (Unaudited)

	ISSUER-DESCRIPTION	Shares/Principal Amount	VALUE
	Long-Term Municipal Bonds — 96.4%
	Alabama — 5.2%
[a]	Black Belt Energy Gas District (Guaranty: BP plc), Series D, 5.00% due 3/1/2055 (put 11/1/2034)	$ 2,500,000	$ 2,652,235
[a]	Black Belt Energy Gas District (Guaranty: Morgan Stanley Group), Series C-1, 5.25% due 2/1/2053 (put 6/1/2029)	4,000,000	4,195,168
[a]	Black Belt Energy Gas District (Guaranty: Royal Bank of Canada), Series B, 5.25% due 12/1/2053 (put 12/1/2030)	1,375,000	1,465,540
[a]	Chatom (PowerSouth Energy Cooperative; SPA National Rural Utilities Cooperative Finance) IDB, Series A, 3.85% due 8/1/2037 (put 2/1/2025)	3,250,000	3,248,914
[a]	Energy Southeast A Cooperative District (Guaranty: Morgan Stanley Group), Series B, 5.25% due 7/1/2054 (put 6/1/2032)	3,110,000	3,346,575
	Homewood Educational Building Authority (CHF - Horizons I LLC), Series A, 5.50% due 10/1/2042 - 10/1/2044	3,195,000	3,386,198
[a]	Southeast Alabama Gas Supply District (Guaranty: Morgan Stanley Group), 5.00% due 6/1/2049 (put 5/1/2032)	4,750,000	4,999,237
[a]	Southeast Alabama Gas Supply District (Guaranty: Pacific Life Insurance Co.), Series A, 5.00% due 8/1/2054 (put 4/1/2032)	5,000,000	5,290,155
[a]	Southeast Energy Authority A Cooperative District, Series B, 5.00% due 1/1/2054 (put 6/1/2030)	5,000,000	5,248,585
	Southeast Energy Authority A Cooperative District (Guaranty: Deutsche Bank AG), Series A, 5.00% due 11/1/2035	6,080,000	6,296,448
[a]	Southeast Energy Authority A Cooperative District (Guaranty: Morgan Stanley Group), Series A-1, 5.50% due 1/1/2053 (put 12/1/2029)	6,000,000	6,367,032
	UAB Medicine Finance Authority (UAB Medicine Obligated Group), Series B, 5.00% due 9/1/2034	5,430,000	5,532,361
	Alaska — 0.1%
	State of Alaska International Airports System AMT, Series C, 5.00% due 10/1/2029	750,000	792,673
	Arizona — 1.3%
	Arizona Board of Regents (University of Arizona SPEED), 5.00% due 8/1/2029	1,000,000	1,000,728
[a]	Chandler (Intel Corp.) IDA AMT, 4.00% due 6/1/2049 (put 6/1/2029)	5,610,000	5,563,964
	City of Phoenix Civic Improvement Corp. (Phoenix Airport Revenue) AMT, Series A, 5.00% due 7/1/2031 - 7/1/2042	3,950,000	4,024,320
	County of Pima (GNMA) IDA, Series C, 4.60% due 7/1/2044	725,000	730,012
	Salt Verde Financial Corp. (Gas Supply Acquisition; Guaranty: Citigroup, Inc.), 5.25% due 12/1/2028	770,000	811,090
	Yavapai County (Waste Management, Inc.) IDA AMT, 1.30% due 6/1/2027	750,000	693,126
	Arkansas — 0.1%
	County of Pulaski (Arkansas Children’s Hospital), 5.00% due 3/1/2042 - 3/1/2043	1,000,000	1,073,132
	California — 5.0%
	California (Adventist Health System/West) HFFA, Series A, 5.00% due 3/1/2026	2,815,000	2,815,968
	California (Children’s Hospital Los Angeles) HFFA, Series A, 5.00% due 8/15/2032 - 8/15/2033	950,000	965,511
[a]	California Community Choice Financing Authority (Guaranty: Deutsche Bank AG) (Green Bond), Series C, 5.25% due 1/1/2054 (put 10/1/2031)	3,250,000	3,437,125
	California Infrastructure & Economic Development Bank (King City Joint Union High School District), 5.75% due 8/15/2029	1,500,000	1,501,319
	California Municipal Finance Authority (Republic Services, Inc.) AMT,
[a]	Series A, 3.80% due 7/1/2041 (put 4/1/2025)	3,000,000	2,982,618
[a]	Series B, 4.15% due 7/1/2051 (put 1/15/2025)	3,000,000	2,999,919
	California Municipal Finance Authority (Waste Management, Inc.; Guaranty: Waste Management Holdings) AMT,
	Series A,
[a]	4.125% due 11/1/2046 (put 3/3/2025)	2,375,000	2,375,898
[a]	4.25% due 12/1/2044 (put 12/1/2025)	8,000,000	7,999,223
[a,b]	California Pollution Control Financing Authority (Republic Services, Inc.) AMT, 4.05% due 7/1/2043 (put 2/18/2025)	1,000,000	997,876
[a]	California Pollution Control Financing Authority (Waste Management, Inc.) AMT, Series A, 4.25% due 11/1/2038 (put 7/2/2029)	2,000,000	2,025,866
	City of Los Angeles Department of Airports AMT,
	Series A, 4.75% due 5/15/2040	1,500,000	1,503,775
	Series B, 5.00% due 5/15/2034	1,750,000	1,771,863
	Series C, 5.00% due 5/15/2033	2,000,000	2,175,696
	Series D, 5.00% due 5/15/2041	4,000,000	4,008,704
	City of San Mateo (City of San Mateo Community Facilities District No. 2008-1) (BAM), 5.25% due 9/1/2040	5,000,000	5,435,050
	Delano Financing Authority (City of Delano Police Station & Woollomes Avenue Bridge), Series A, 5.00% due 12/1/2025	685,000	685,686
	Franklin-McKinley School District (NPFG) GO, 5.25% due 8/1/2027	1,000,000	1,059,192
	Fresno (Educational Facilities & Improvements) (NPFG) USD GO, Series A, 6.00% due 8/1/2026	165,000	166,939
	M-S-R Energy Authority (Guaranty: Citigroup Global Markets), Series B, 6.125% due 11/1/2029	1,865,000	2,008,271
	Oakland (County of Alameda Educational Facilities) USD GO, Series A, 5.00% due 8/1/2032 - 8/1/2034 (pre-refunded 8/1/2025)	3,000,000	3,036,273
	Colorado — 0.9%
	City & County of Denver Airport System Revenue AMT, Series A, 5.00% due 11/15/2041	1,660,000	1,752,306
	Colorado (CommonSpirit Health Obligated Group) HFA,
	5.00% due 11/1/2041	1,500,000	1,593,366
	Series A-2, 5.00% due 8/1/2038	1,000,000	1,042,193
	Colorado Housing & Finance Authority (Fitz Affordable Owner LLC) (FNMA) (Green Bond), Series A, 4.48% due 3/1/2044	2,000,000	1,960,610
	Colorado School of Mines (AGM) (Green Bond), Series A, 5.00% due 12/1/2039 - 12/1/2043	1,310,000	1,416,216
	Denver City & County Housing Authority (Three Towers Rehabilitation) (AGM) AMT, 5.20% due 11/1/2027	1,025,000	1,025,462
	Connecticut — 2.8%
	City of Hartford (Various Public Improvements) (AGM) GO, Series A, 5.00% due 7/1/2031	1,700,000	1,711,846
	City of New Haven (BAM) GO, 5.25% due 8/1/2043	1,900,000	2,053,985
	Connecticut Housing Finance Authority (Green Bond), Series F-1, 4.60% due 11/15/2044	5,000,000	4,985,495
	State of Connecticut (Various Capital Projects) GO, Series B, 5.00% due 5/15/2027	1,000,000	1,026,142

SCHEDULE OF INVESTMENTS, Continued
Thornburg Intermediate Municipal Fund	December 31, 2024 (Unaudited)

	ISSUER-DESCRIPTION	Shares/Principal Amount	VALUE
	State of Connecticut GO,
	Series A, 5.00% due 4/15/2033 - 4/15/2035	$12,415,000	$ 13,056,454
	Series C, 5.00% due 6/15/2028 - 6/15/2029	1,890,000	2,012,140
	Series E, 5.00% due 9/15/2033	2,650,000	2,811,549
	Delaware — 0.1%
	Delaware State Housing Authority (FHLMC, FNMA, GNMA), Series C, 4.45% due 7/1/2044	1,000,000	986,217
	District of Columbia — 0.2%
	Metropolitan Washington Airports Authority Aviation Revenue AMT, Series A, 4.00% due 10/1/2041	1,750,000	1,667,642
	Florida — 3.6%
	Broward County School Board (Educational Facilities) COP, Series B, 5.00% due 7/1/2032	200,000	201,289
	City of Lakeland (Electric Power System Smart Grid Project), 5.25% due 10/1/2036	2,770,000	3,216,723
	City of Lakeland (Electric Power System Smart Grid Project) (AGM), 5.25% due 10/1/2027	3,680,000	3,895,501
	City of Orlando (Senior Tourist Development) (AGM), Series A, 5.00% due 11/1/2036	935,000	964,259
	County of Broward (Airport System Improvements) AMT, 5.00% due 10/1/2037	1,000,000	1,012,113
	County of Broward Airport System Revenue AMT, 5.00% due 10/1/2042	2,850,000	2,881,105
	County of Broward Port Facilities Revenue AMT,
	5.00% due 9/1/2037 - 9/1/2041	2,050,000	2,167,700
	Series B, 4.00% due 9/1/2039	1,500,000	1,433,785
	County of Miami-Dade, Series A, 5.00% due 4/1/2043	500,000	535,088
	County of Miami-Dade Aviation Revenue AMT,
	Series A, 5.00% due 10/1/2038	370,000	376,964
	Series B, 5.00% due 10/1/2040	4,500,000	4,547,772
	County of Miami-Dade Seaport Department AMT, Series A, 5.00% due 10/1/2041 - 10/1/2042	3,050,000	3,182,332
	Miami-Dade County (Nicklaus Children’s Hospital) HFA, 5.00% due 8/1/2035 - 8/1/2037	3,405,000	3,477,423
	Orange County (Presbyterian Retirement Communities Inc Obligated Group) HFA, 5.00% due 8/1/2040	1,750,000	1,752,679
	Orange County Convention Center (Tourist Development), Series A, 5.00% due 10/1/2031	2,000,000	2,056,382
	Palm Beach County (Jupiter Medical Center Obligated Group) HFA, Series A, 5.00% due 11/1/2040 - 11/1/2041	715,000	740,584
	Palm Beach County Housing Finance Authority (Lake Worth Towers Preservation LP) (FNMA), 4.85% due 6/1/2041	1,332,875	1,392,776
	School District of Manatee County (School Facilities Improvement) (AGM), 5.00% due 10/1/2032	2,250,000	2,316,717
	Georgia — 5.1%
	Atlanta Urban Residential Finance Authority (Flats at Stone Hogan LP) (FNMA), Series A, 4.37% due 5/1/2044	3,000,000	2,881,638
	Georgia Housing & Finance Authority, Series B, 5.05% due 12/1/2043	1,470,000	1,526,529
[a]	Main Street Natural Gas, Inc. (Guaranty: Citigroup Global Markets), Series C, 5.00% due 12/1/2054 (put 12/1/2031)	3,400,000	3,576,746
[a]	Main Street Natural Gas, Inc. (Guaranty: Citigroup, Inc.), Series D, 5.00% due 5/1/2054 (put 12/1/2030)	5,000,000	5,242,900
	Main Street Natural Gas, Inc. (Guaranty: Macquarie Group Ltd.), Series A, 5.00% due 5/15/2034 - 5/15/2043	15,410,000	16,318,392
	Main Street Natural Gas, Inc. (Guaranty: Royal Bank of Canada),
[a]	Series A, 5.00% due 5/1/2054 (put 9/1/2031)	7,840,000	8,292,525
[a]	Series B, 5.00% due 7/1/2053 (put 3/1/2030)	2,000,000	2,101,348
[a]	Series E-1, 5.00% due 12/1/2053 (put 6/1/2031)	8,000,000	8,438,896
	Municipal Electric Authority of Georgia, Series A, 5.00% due 1/1/2034	2,295,000	2,413,750
	Idaho — 0.5%
	Idaho Housing & Finance Association (FHLMC, FNMA, GNMA),
	Series A, 4.45% due 1/1/2044	1,965,000	1,971,952
	Series C, 4.65% due 7/1/2043	3,425,000	3,414,372
	Illinois — 12.2%
	Chicago Board of Education Dedicated Capital Improvement Tax, 5.50% due 4/1/2042 - 4/1/2043	2,375,000	2,596,565
	Chicago O’Hare International Airport, Series C, 5.00% due 1/1/2038	2,920,000	2,950,505
	Chicago O’Hare International Airport (2017 Airport Projects), Series B, 5.00% due 1/1/2035	4,400,000	4,506,427
	Chicago Park District (Capital Improvement Plan) GO, Series B, 5.00% due 1/1/2025	1,000,000	1,000,000
	City of Chicago (Chicago O’Hare International Airport Customer Facility Charge Revenue) (BAM), 5.25% due 1/1/2043	1,500,000	1,636,072
	City of Chicago (Wastewater Transmission System), Series C, 5.00% due 1/1/2033	500,000	500,073
	City of Chicago (Water System) (AGM), Series 2017-2, 5.00% due 11/1/2036 - 11/1/2037	5,500,000	5,652,404
	City of Chicago (Water System) (BHAC, AMBAC), 5.75% due 11/1/2030	955,000	1,025,358
	City of Chicago GO,
	Series A,
	5.625% due 1/1/2031	1,585,000	1,634,889
	6.00% due 1/1/2038	7,500,000	7,700,505
	City of Chicago Wastewater Transmission Revenue, Series C, 5.00% due 1/1/2028 - 1/1/2029	3,880,000	3,880,574
	City of Joliet (Rock Run Crossing Project) (BAM) GO, 5.50% due 12/15/2042	2,750,000	3,036,135
	Cook County Community College District No. 508 (City Colleges of Chicago) (BAM) GO, 5.00% due 12/1/2043	1,650,000	1,715,421
	County of Cook Sales Tax Revenue,
	5.00% due 11/15/2038	435,000	449,797
	Series A, 5.00% due 11/15/2036 - 11/15/2038	3,160,000	3,411,884
	Illinois (FHLMC, FNMA, GNMA) (Green Bond) HDA,

SCHEDULE OF INVESTMENTS, Continued
Thornburg Intermediate Municipal Fund	December 31, 2024 (Unaudited)

	ISSUER-DESCRIPTION	Shares/Principal Amount	VALUE
	Series C, 4.70% due 10/1/2044	$ 1,000,000	$ 1,009,859
	Series I, 4.45% due 10/1/2044	4,000,000	3,942,104
	Series K, 5.25% due 10/1/2043	2,000,000	2,109,994
	Illinois Finance Authority (Ascension Health Credit Group),
	Series C,
	4.00% due 2/15/2033	800,000	802,366
	5.00% due 2/15/2041	1,305,000	1,325,247
	Illinois Finance Authority (Carle Foundation Obligated Group), Series A, 5.00% due 8/15/2034	1,700,000	1,853,313
	Illinois Finance Authority (Silver Cross Hospital & Medical Centers), Series C, 5.00% due 8/15/2035	1,500,000	1,503,855
	Monroe & St. Clair Counties Community Unit School District No. 5 (BAM) GO, 5.00% due 4/15/2027 - 4/15/2031	6,285,000	6,416,002
	Moultrie Shelby & Coles Counties Community Unit School District No. 300 (BAM) GO, 5.00% due 12/1/2043 - 12/1/2044	1,875,000	1,941,030
	Regional Transportation Authority (AGM), Series A, 5.75% due 6/1/2034	1,400,000	1,635,376
	Sales Tax Securitization Corp.,
	Series A,
	4.00% due 1/1/2038	2,000,000	1,985,880
	5.00% due 1/1/2029 - 1/1/2040	5,350,000	5,534,991
	Sales Tax Securitization Corp. (BAM), Series A, 5.00% due 1/1/2038	3,075,000	3,165,085
	Sales Tax Securitization Corp. (Green Bond), Series A, 5.00% due 1/1/2044	1,000,000	1,038,151
	Southern Illinois University (BAM),
	Series A,
	4.00% due 4/1/2035	600,000	583,433
	5.00% due 4/1/2037 - 4/1/2042	2,040,000	2,177,630
	State of Illinois (AGM) GO, 5.00% due 4/1/2036	500,000	500,236
	State of Illinois (BAM) GO, 4.00% due 6/1/2041	1,280,000	1,229,231
	State of Illinois GO,
	5.00% due 2/1/2039	670,000	670,259
	5.50% due 5/1/2039	1,500,000	1,614,958
	Series A, 5.00% due 12/1/2034 - 5/1/2040	12,810,000	13,456,887
	Series B,
	4.00% due 11/1/2038	2,170,000	2,108,318
	5.25% due 5/1/2043	3,500,000	3,748,853
	Series D, 5.00% due 11/1/2027 - 11/1/2028	4,250,000	4,424,034
	State of Illinois Sales Tax Revenue, Series B, 5.00% due 6/15/2030 - 6/15/2032	12,165,000	12,729,220
	Will County School District No. 114 Manhattan (BAM) GO,
	5.25% due 1/1/2040 - 1/1/2041	1,000,000	1,099,728
	5.50% due 1/1/2043	2,000,000	2,220,698
	Indiana — 3.3%
	Brownsburg 1999 School Building Corp. (Brownsburg Community School Corp.) (State Intercept), 5.00% due 1/15/2042	1,000,000	1,058,839
[a]	City of Mount Vernon (Southern Indiana Gas & Electric Co.) AMT, 4.25% due 9/1/2055 (put 9/1/2028)	2,000,000	2,028,982
[a]	City of Whiting (BP Products North America, Inc.; Guaranty: BP plc) AMT, Series A, 5.00% due 12/1/2044 (put 6/5/2026)	1,205,000	1,220,425
	Indiana (Ascension Health Credit Group) HFFA, Series 2001-A-1, 5.00% due 11/15/2036	4,000,000	4,034,308
	Indiana Finance Authority (CWA Authority, Inc.), Series A, 5.00% due 10/1/2035	500,000	556,113
	Indiana Finance Authority (Ohio Valley Electric Corp.), Series A, 4.25% due 11/1/2030	8,000,000	8,151,496
	Indiana Finance Authority (Reid Hospital & Health Care Services, Inc. Obligated Group) (AGM), 5.00% due 1/1/2041 - 1/1/2042	2,000,000	2,083,886
[a]	Indiana Finance Authority (Republic Services, Inc.) AMT, 4.20% due 5/1/2028 (put 3/3/2025)	2,000,000	1,986,202
	Indiana Finance Authority (Southern Indiana Gas & Electric Co.) AMT,
[a]	Series A, 4.00% due 3/1/2038 (put 8/1/2028)	1,500,000	1,505,727
[a]	Series B, 4.00% due 5/1/2043 (put 8/1/2028)	2,500,000	2,514,608
	Indiana Housing & Community Development Authority (FHLMC, FNMA, GNMA) (Green Bond), Series B1, 4.65% due 7/1/2044	2,000,000	2,012,662
	Indiana Municipal Power Agency, Series C, 5.00% due 1/1/2036	1,000,000	1,018,328
	IPS Multi-School Building Corp. (Indianapolis Board of School Commissioners) (State Intercept) (Green Bond), 5.50% due 7/15/2042	1,000,000	1,103,308
	Mount Vernon of Hancock County Multi-School Building Corp. (State Intercept), 5.50% due 1/15/2042	1,000,000	1,093,039
	Noblesville Redevelopment Authority, 5.50% due 7/15/2041	1,000,000	1,096,503
	Silver Creek School Building Corp. (State Intercept), 5.25% due 1/15/2042	2,000,000	2,172,574
	Iowa — 1.6%
[a]	Iowa Finance Authority (Iowa Fertilizer Co. LLC; Guaranty: OCI NV), 5.00% due 12/1/2050 (pre-refunded 12/1/2032)	3,000,000	3,373,923
	Iowa Finance Authority (Lifespace Communities, Inc. Obligated Group), Series 2024 A&B, 5.00% due 5/15/2044	3,055,000	3,069,961
	Iowa Finance Authority (UnityPoint Health), Series C, 5.00% due 2/15/2030 - 2/15/2032	4,100,000	4,103,088
[a]	PEFA, Inc. (Guaranty: Goldman Sachs Group, Inc.), 5.00% due 9/1/2049 (put 9/1/2026)	5,350,000	5,431,154
	Kentucky — 3.3%
[a]	County of Trimble (Louisville Gas & Electric Co.) AMT, Series A, 4.70% due 6/1/2054 (put 6/1/2027)	1,250,000	1,261,681
	Kentucky (Baptist Healthcare System Obligated Group) EDFA, Series B, 5.00% due 8/15/2041	5,000,000	5,086,555
	Kentucky Housing Corp. (FHLMC, FNMA, GNMA), Series A, 4.35% due 7/1/2044	1,500,000	1,459,793
[a]	Kentucky Public Energy Authority (Guaranty: BP Corp. North America, Inc.), Series B, 5.00% due 1/1/2055 (put 8/1/2032)	8,000,000	8,527,392

SCHEDULE OF INVESTMENTS, Continued
Thornburg Intermediate Municipal Fund	December 31, 2024 (Unaudited)

	ISSUER-DESCRIPTION	Shares/Principal Amount	VALUE
	Kentucky Public Energy Authority (Guaranty: Morgan Stanley Group),
	Series A-1,
[a]	4.00% due 8/1/2052 (put 8/1/2030)	$ 1,220,000	$ 1,214,364
[a]	5.25% due 4/1/2054 (put 2/1/2032)	10,000,000	10,764,850
	Kentucky State Property & Building Commission,
	Series A,
	4.00% due 11/1/2035	1,000,000	1,006,178
	5.25% due 6/1/2039	3,000,000	3,310,977
	Louisville/Jefferson County Metropolitan Government (Norton Healthcare Obligated Group), Series A, 4.00% due 10/1/2036	340,000	329,635
	Louisiana — 0.4%
	Jefferson Sales Tax District (AGM), Series B, 5.00% due 12/1/2034	1,000,000	1,042,486
	Louisiana Public Facilities Authority (Ochsner Clinic Foundation Obligated Group),
	5.00% due 5/15/2036	1,000,000	1,018,399
	Series A, 5.00% due 5/15/2035 - 5/15/2037	1,925,000	2,035,418
	Maine — 0.1%
	Maine Health & Higher Educational Facilities Authority (AGM), Series A, 5.00% due 7/1/2041 - 7/1/2043	625,000	681,232
	Massachusetts — 0.5%
[b]	Massachusetts (GingerCare Living, Inc. Obligated Group) DFA, Series 2024B-1, 5.25% due 12/1/2030	3,900,000	3,853,953
	Massachusetts Bay Transportation Authority Assessment Revenue (Transportation Capital Program), Series A, 5.25% due 7/1/2030	1,000,000	1,112,132
	Michigan — 2.1%
	Detroit City School District (School Building & Site Improvement) (AGM, Q-SBLF) GO, Series A, 5.25% due 5/1/2026	3,150,000	3,237,312
	Detroit City School District (School Building & Site) (AGM, Q-SBLF) GO, Series A, 5.25% due 5/1/2027	1,100,000	1,154,445
	Kalamazoo Hospital Finance Authority (Bronson Health Care Group Obligated Group), 4.00% due 5/15/2036	1,985,000	1,965,311
	Kalamazoo Hospital Finance Authority (Bronson Healthcare), Series A, 5.25% due 5/15/2026	75,000	75,059
	Michigan Finance Authority (BHSH System Obligated Group), Series A, 5.00% due 4/15/2036	2,000,000	2,183,542
	Michigan Finance Authority (Government Loan Program), Series F, 5.00% due 4/1/2026	680,000	680,608
	Michigan Finance Authority (Henry Ford Health System Obligated Group), 4.00% due 11/15/2035	450,000	450,970
	Michigan Finance Authority (Trinity Health Corp. Obligated Group), Series A-MI, 4.00% due 12/1/2036 - 12/1/2040	9,395,000	9,101,659
	Michigan HDA, Series B, 2.95% due 12/1/2039	2,000,000	1,686,204
	Wayne County Airport Authority (AGM) AMT, Series B, 5.50% due 12/1/2043	675,000	737,489
	Minnesota — 0.7%
	City of Coon Rapids (Mississippi View Housing Partners LP) (FNMA), Series M, 5.60% due 12/1/2039	1,493,452	1,578,038
	Dakota County Community Development Agency (Roers Burnsville Affordable Apartments Owner LLC) (FNMA), 4.20% due 5/1/2043	1,000,000	981,656
	Duluth Multifamily Tax-Exempt Mtg (Steele Pennel Park LLC) HDA, Series 2024-08FN Class PT, 4.50% due 8/1/2041	4,590,307	4,564,661
	Mississippi — 1.4%
[a]	County of Warren (International Paper Co.), Series A, 1.375% due 5/1/2034 (put 6/16/2025)	1,625,000	1,601,473
	Mississippi Development Bank (Jackson Public School District) (BAM), 5.25% due 10/1/2037 - 10/1/2038	5,250,000	5,545,691
	Mississippi Home Corp. (FHLMC, FNMA, GNMA),
	Series A, 4.375% due 12/1/2044	3,000,000	2,880,606
	Series E, 4.45% due 12/1/2044	4,000,000	3,902,860
	Missouri — 0.1%
	Health & Educational Facilities Authority of the State of Missouri (Lutheran Senior Services Obligated Group), Series A, 5.25% due 2/1/2044	700,000	735,884
	Montana — 0.2%
	Montana Board of Housing, Series B, 4.80% due 12/1/2043	2,000,000	2,041,488
	Nebraska — 0.4%
[a]	Central Plains Energy Project (Guaranty: Bank of Montreal), Series A, 5.00% due 5/1/2054 (put 11/1/2029)	2,000,000	2,090,788
	Central Plains Energy Project (Guaranty: Goldman Sachs Group, Inc.),
[a]	Series 1, 5.00% due 5/1/2053 (put 10/1/2029)	500,000	521,737
	Series A, 5.00% due 9/1/2031	1,000,000	1,052,635
	Nevada — 0.4%
	Carson City (Carson Tahoe Regional Healthcare), Series A, 5.00% due 9/1/2037	1,060,000	1,085,337
	City of Las Vegas Special Improvement District No. 814 (Summerlin Village 21 & 24A), 4.00% due 6/1/2039 - 6/1/2044	1,005,000	902,705
[a]	County of Washoe (Sierra Pacific Power Co.) AMT, Series F, 4.125% due 3/1/2036 (put 10/1/2029)	1,000,000	1,009,320
	Reno-Tahoe Airport Authority AMT, Series A, 5.25% due 7/1/2044	1,000,000	1,057,431
	New Jersey — 3.9%
	New Jersey (New Jersey Transit Corp.) EDA, Series A, 5.25% due 11/1/2042	4,000,000	4,371,936
	New Jersey (School Facilities Construction) (AMBAC) EDA, Series N1, 5.50% due 9/1/2026	3,000,000	3,109,554
	New Jersey (School Facilities Construction) (NPFG) EDA, Series N1, 5.50% due 9/1/2027	1,700,000	1,798,333
	New Jersey (State of New Jersey Department of the Treasury) EDA, Series EEE, 5.00% due 6/15/2043	545,000	563,393
	New Jersey Health Care Facilities Financing Authority (Virtua Health Obligated Group), 5.00% due 7/1/2027 - 7/1/2028	2,815,000	2,817,559
	New Jersey Higher Education Student Assistance Authority AMT,
	Series A, 5.00% due 12/1/2032	1,500,000	1,586,052
	Series B, 5.00% due 12/1/2032	750,000	792,861

SCHEDULE OF INVESTMENTS, Continued
Thornburg Intermediate Municipal Fund	December 31, 2024 (Unaudited)

	ISSUER-DESCRIPTION	Shares/Principal Amount	VALUE
	New Jersey Transportation Trust Fund Authority,
	Series A, 5.00% due 12/15/2032 - 12/15/2035	$ 5,300,000	$ 5,558,077
	Series AA,
	5.00% due 6/15/2035 - 6/15/2040	1,800,000	1,928,719
	5.25% due 6/15/2043	3,100,000	3,239,044
	Series BB1, 5.00% due 6/15/2034	2,000,000	2,106,092
	New Jersey Transportation Trust Fund Authority (State Transportation System Improvements), Series A, 5.00% due 6/15/2031	1,000,000	1,018,443
	New Jersey Transportation Trust Fund Authority (Transportation Program Bonds),
	Series AA, 5.00% due 6/15/2038	3,500,000	3,657,423
	Series CC, 5.00% due 6/15/2042	3,750,000	4,030,984
	New Jersey Transportation Trust Fund Authority (Transportation System), Series A, 5.00% due 12/15/2034 - 12/15/2039	2,000,000	2,105,139
	New Mexico — 1.3%
	Albuquerque Municipal School District No. 12 (State Aid Withholding) GO, Series A, 5.00% due 8/1/2035	500,000	540,460
[a]	City of Farmington (Public Service Co. of New Mexico), Series E, 3.875% due 6/1/2040 (put 6/1/2029)	2,000,000	2,019,090
	City of Santa Fe (El Castillo Retirement Residences Obligated Group), 4.50% due 5/15/2027	1,000,000	1,000,260
	New Mexico Hospital Equipment Loan Council (Haverland Carter Lifestyle Obligated Group),
	Series A, 5.00% due 7/1/2033	360,000	356,170
	Series LA, 5.00% due 7/1/2032	575,000	570,627
	New Mexico Hospital Equipment Loan Council (Presbyterian Healthcare Services Obligated Group), Series A, 5.00% due 8/1/2036 - 8/1/2037	1,955,000	2,065,439
	New Mexico Institute of Mining & Technology (Campus Buildings Acquisition & Improvements) (AGM), 4.00% due 12/1/2035 - 12/1/2040	1,910,000	1,902,274
	New Mexico Mortgage Finance Authority (FHLMC, FNMA, GNMA),
	Series A Class I, 4.50% due 9/1/2044	2,950,000	2,888,652
	Series E Class I, 4.45% due 9/1/2044	970,000	957,024
	Village of Los Ranchos de Albuquerque (Albuquerque Academy), 4.00% due 9/1/2040	825,000	795,333
	New York — 5.1%
	Build NYC Resource Corp. (Kipp NYC Public Charter Schools) (Green Bond), 5.00% due 7/1/2042	2,300,000	2,349,961
	City of Long Beach (BAM) GO, Series B, 5.25% due 7/15/2042	1,000,000	1,057,263
	City of New York (City Budget Financial Management) GO, Series J, 5.00% due 8/1/2030	5,000	5,006
	City of New York GO,
	Series A-1, 5.00% due 8/1/2039	500,000	528,161
	Series D-1, 5.25% due 5/1/2040 - 5/1/2041	2,500,000	2,756,958
	Dutchess County Local Development Corp. (Tompkins Terrace Housing LP) (FNMA) (Green Bond), 5.00% due 10/1/2040	3,100,000	3,308,091
	Metropolitan Transportation Authority,
	Series D, 5.00% due 11/15/2030 - 11/15/2035	8,295,000	8,533,408
	Series D-1, 5.00% due 11/15/2031	2,285,000	2,311,760
	Metropolitan Transportation Authority (Green Bond), Series A1, 5.00% due 11/15/2035 - 11/15/2036	1,820,000	1,859,162
	New York City Housing Development Corp. (CSA Preservation Partners LLC) (HUD) (Green Bond), Series A, 4.45% due 8/1/2043	1,500,000	1,488,541
	New York City Housing Development Corp. (HUD) (Green Bond), Series B-1, 5.05% due 11/1/2043	4,250,000	4,429,537
	New York City Transitional Finance Authority Future Tax Secured Revenue,
	Series A, 5.00% due 11/1/2036	1,230,000	1,337,016
	Series A2, 5.00% due 5/1/2039	1,000,000	1,056,722
	Series A-3, 4.00% due 8/1/2042	2,500,000	2,449,222
	New York State Dormitory Authority (BAM), Series A, 5.00% due 10/1/2042	5,000,000	5,325,680
	New York State Thruway Authority (State of New York Personal Income Tax Revenue), 5.00% due 3/15/2041	1,500,000	1,637,727
	New York State Urban Development Corp. (State of New York Personal Income Tax Revenue), Series A, 5.00% due 3/15/2041 - 3/15/2042	4,300,000	4,606,815
	Port Authority of New York & New Jersey AMT, Series 207, 5.00% due 9/15/2030	1,400,000	1,454,830
	State of New York Mortgage Agency (SONYMA) (Green Bond) AMT, Series 248, 4.05% due 10/1/2031	2,035,000	1,974,725
	State of New York Mortgage Agency (SONYMA) (Green Bond) AMT , Series 253, 4.70% due 10/1/2038	990,000	970,483
	Triborough Bridge & Tunnel Authority, Series D, 5.00% due 11/15/2033	250,000	274,520
	Triborough Bridge & Tunnel Authority (Metropolitan Transportation Authority Payroll Mobility Tax Revenue), Series A, 4.00% due 5/15/2040	1,500,000	1,515,268
	Westchester County Local Development Corp. (Miriam Osborn Memorial Home Association Obligated Group), 5.00% due 7/1/2029	250,000	258,706
	North Carolina — 1.4%
	Charlotte-Mecklenburg Hospital Authority (Carolinas HealthCare System), Series A, 5.00% due 1/15/2028	2,190,000	2,191,986
	City of Shelby (Standard Laurel Venture LP) (FNMA), 4.25% due 8/1/2040	2,090,000	2,040,016
	Greater Asheville Regional Airport Authority (AGM) AMT, 5.25% due 7/1/2042 - 7/1/2043	1,450,000	1,545,786
	Housing Authority of the City of Raleigh North Carolina (919 at Cross Link LP) (FNMA), Series A, 4.50% due 2/1/2043	2,700,000	2,669,223
	North Carolina Medical Care Commission (Penick Village Obligated Group), Series A, 5.50% due 9/1/2044	1,380,000	1,428,615
	North Carolina Medical Care Commission (Plantation Village Obligated Group), Series A, 4.00% due 1/1/2041	1,020,000	915,427
	North Carolina Medical Care Commission (Vidant Health), 5.00% due 6/1/2030 (pre-refunded 6/1/2025)	3,000,000	3,021,408
	Ohio — 0.9%
	City of Cleveland GO, 5.00% due 12/1/2026	15,000	15,016
	Cleveland-Cuyahoga County Port Authority (County Administration Offices), 5.00% due 7/1/2025	1,780,000	1,793,829
	Northeast Ohio Medical University (BAM),
	5.00% due 12/1/2038 - 12/1/2041	2,420,000	2,553,185

SCHEDULE OF INVESTMENTS, Continued
Thornburg Intermediate Municipal Fund	December 31, 2024 (Unaudited)

	ISSUER-DESCRIPTION	Shares/Principal Amount	VALUE
	Series B, 4.00% due 12/1/2038 - 12/1/2042	$ 1,860,000	$ 1,739,866
	Ohio Higher Educational Facility Commission (Ashtabula County Medical Center Obligated Group), 5.25% due 1/1/2037	840,000	917,403
	Ohio Housing Finance Agency (FHLMC, FNMA, GNMA) (Green Bond), Series B, 4.80% due 9/1/2043	945,000	923,574
	Polaris Career Center COP, 5.00% due 11/1/2041	1,150,000	1,158,184
	Oklahoma — 1.1%
	Cleveland County Home Loan Authority (GNMA), Series A, 4.45% due 7/1/2044	800,000	772,619
	Clinton Public Works Authority, 5.00% due 10/1/2039	3,335,000	3,560,006
	Love County Educational Facilities Authority (Love County ISD No. 4 Thackerville), 4.75% due 9/1/2037	1,135,000	1,131,262
	Muskogee Industrial Trust (Muskogee County No. 20) ISD, 5.00% due 9/1/2025	850,000	853,126
	Oklahoma County Finance Authority (Oklahoma County ISD No. 4 Choctaw-Nicoma Park), 4.00% due 9/1/2038	5,000,000	4,925,525
	Oregon — 0.3%
	Salem Hospital Facility Authority (Capital Manor, Inc. Obligated Group), 4.00% due 5/15/2040	500,000	452,451
	State of Oregon Housing & Community Services Department (VBT Redmond Landing LP) (FNMA), Series K-1, 4.33% due 11/1/2043	3,000,000	2,877,609
	Pennsylvania — 6.5%
	Allegheny County Hospital Development Authority (UPMC Obligated Group), Series A, 4.00% due 7/15/2038	1,415,000	1,381,123
	City of Philadelphia (Pennsylvania Gas Works), Series 14, 5.00% due 10/1/2034	500,000	511,151
	City of Philadelphia (Philadelphia Gas Works), Series 15, 5.00% due 8/1/2042	2,500,000	2,542,370
	City of Philadelphia Airport Revenue (AGM) AMT, 4.00% due 7/1/2041	2,000,000	1,898,714
	City of Philadelphia Airport Revenue AMT,
	Series B, 5.00% due 7/1/2033 - 7/1/2037	2,250,000	2,286,020
	Series C, 5.00% due 7/1/2032	1,380,000	1,450,576
	City of Pittsburgh (Capital Projects) GO, 5.00% due 9/1/2035 - 9/1/2036	1,215,000	1,258,921
	County of Luzerne (AGM) GO, Series A, 5.00% due 11/15/2029	3,000,000	3,037,596
	Luzerne County (AGM) IDA GO, 5.00% due 12/15/2025	545,000	553,568
	Monroeville Financing Authority (University of Pittsburgh Medical Center), 5.00% due 2/15/2026	3,490,000	3,555,284
[a]	Montgomery County (Constellation Energy Generation LLC) IDA AMT, Series C, 4.45% due 10/1/2034 (put 4/3/2028)	1,000,000	1,010,000
	Pennsylvania (Pennsylvania Department of Transportation) EDFA AMT, 5.50% due 6/30/2043	6,000,000	6,355,680
	Pennsylvania (Presbyterian Homes Obligated Group) EDFA, Series B-2, 5.00% due 7/1/2042	1,250,000	1,292,231
[a]	Pennsylvania (Republic Services, Inc.) EDFA AMT, Series A, 3.85% due 4/1/2034 (put 1/15/2025)	4,000,000	3,997,480
	Pennsylvania (UPMC Obligated Group) EDFA,
	Series A,
	4.00% due 10/15/2037	1,000,000	998,140
	5.00% due 2/15/2036	1,000,000	1,081,278
[a]	Pennsylvania (Waste Management, Inc.; Guaranty: Waste Management Holdings) EDFA AMT, Series A, 4.25% due 8/1/2038 (put 8/1/2025)	10,000,000	10,010,580
	Pennsylvania Higher Educational Facilities Authority (University of Pennsylvania Health System Obligated Group), Series A, 4.00% due 8/15/2042	1,000,000	972,787
	Pennsylvania Housing Finance Agency (Cambridge Community Partners LP) (FNMA, HUD) (Green Bond), Series A, 5.55% due 11/1/2042	1,100,000	1,238,210
	Pennsylvania Housing Finance Agency (Green Bond) AMT, 5.00% due 4/1/2027	1,500,000	1,537,860
	Pennsylvania State Public School Building Authority (Philadelphia School District) (AGM, State Aid Withholding), Series B, 5.00% due 6/1/2027	5,000,000	5,230,715
	Pennsylvania Turnpike Commission, Series 2, 5.00% due 12/1/2036	1,150,000	1,189,393
	Philadelphia Municipal Authority (Juvenile Justice Services Center), 5.00% due 4/1/2032 - 4/1/2036	11,125,000	11,428,242
	Rhode Island — 0.2%
	Rhode Island Housing & Mortgage Finance Corp. (GNMA) (Green Bond), Series 81-A, 5.25% due 10/1/2043	2,000,000	2,106,278
	South Carolina — 2.5%
	City of Myrtle Beach (Municipal Sports Complex), Series B, 5.00% due 6/1/2028 - 6/1/2030	2,000,000	2,003,708
[a]	Patriots Energy Group Financing Agency (Guaranty: Royal Bank of Canada), Series B-1, 5.25% due 2/1/2054 (put 3/1/2031)	6,000,000	6,431,586
[a]	Patriots Energy Group Financing Agency (Guaranty: Sumitomo Mitsui Banking Corp.), Series A1, 5.25% due 10/1/2054 (put 8/1/2031)	9,500,000	10,177,017
[a]	South Carolina Jobs-EDA (Guaranty: International Paper Co.) AMT, Series A, 4.00% due 4/1/2033 (put 4/1/2026)	2,000,000	2,006,426
	South Carolina State Housing Finance & Development Authority, Series A, 4.50% due 7/1/2044	4,910,000	4,811,260
	South Dakota — 0.9%
	South Dakota (FHLMC, FNMA, GNMA) HDA,
	Series A, 4.45% due 11/1/2044	2,500,000	2,393,872
	Series C, 4.50% due 11/1/2044	5,000,000	4,830,510
	South Dakota Health & Educational Facilities Authority (Sanford Health), 5.00% due 11/1/2028 - 11/1/2029	1,800,000	1,816,665
	Tennessee — 3.5%
	Health & Educational Facilities Board of The Metropolitan Government of Nashvill, Series 2024-11FN Class PT, 4.80% due 7/1/2043	5,500,000	5,513,692
	Knox County Health Educational & Housing Facility Board (Provident Group - UTK Properties LLC) (BAM), Series A-1, 5.00% due 7/1/2043 - 7/1/2044	975,000	1,027,783
	Memphis-Shelby County Airport Authority AMT, Series A, 5.00% due 7/1/2026 - 7/1/2033	2,320,000	2,413,867
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board (Shelby House II LP) (FNMA), Series 2024-18FN Class PT, 4.60% due 12/1/2044	3,500,000	3,462,112
[a]	Tennergy Corp. (Guaranty: Morgan Stanley Group), Series A, 4.00% due 12/1/2051 (put 9/1/2028)	2,000,000	1,998,720
	Tennessee (FHLMC, FNMA, GNMA) (Green Bond) HDA, Series 3A, 5.20% due 7/1/2043	1,975,000	2,080,406
	Tennessee (Green Bond) HDA, Series 2A, 4.45% due 7/1/2043	1,000,000	991,518

SCHEDULE OF INVESTMENTS, Continued
Thornburg Intermediate Municipal Fund	December 31, 2024 (Unaudited)

	ISSUER-DESCRIPTION	Shares/Principal Amount	VALUE
[a]	Tennessee Energy Acquisition Corp. (Guaranty: Goldman Sachs Group, Inc.), Series A-1, 5.00% due 5/1/2053 (put 5/1/2028)	$ 5,000,000	$ 5,157,445
[a]	Tennessee Energy Acquisition Corp. (Tennessee Energy Acquisition Corp.; Guaranty: Goldman Sachs Group, Inc.), Series A, 5.00% due 5/1/2052 (put 11/1/2031)	11,785,000	12,408,344
	Texas — 12.1%
	Austin Affordable PFC, Inc. (1000 Collinwood West Drive Owner LP) (FNMA) (Green Bond), Series A, 4.45% due 3/1/2043	3,350,000	3,285,826
	Austin Affordable PFC, Inc. (Green Bond), Series 2024-16FN, 4.35% due 5/1/2043	2,800,000	2,715,786
	Bexar Management & Development Corp. (Oso Apartments Ltd.) (FNMA), 4.61% due 7/1/2044	1,000,000	986,218
	Calallen (PSF-GTD) ISD GO, 5.00% due 2/15/2043	750,000	809,224
	Celina (PSF-GTD) ISD GO, 5.00% due 2/15/2042 - 2/15/2043	1,250,000	1,357,600
	City of Austin Airport System Revenue AMT, 5.00% due 11/15/2035 - 11/15/2042	5,740,000	6,048,359
	City of Dallas (Public Improvements) GO, 5.00% due 2/15/2025 - 2/15/2034	9,720,000	9,749,377
	City of Grapevine (CTFS Obligation) GO, 4.00% due 2/15/2044	2,405,000	2,377,888
	City of Houston Airport System Revenue (AGM) AMT, Series A, 5.25% due 7/1/2042	1,000,000	1,074,467
	City of Houston Airport System Revenue AMT,
	Series A,
	4.00% due 7/1/2040 - 7/1/2041	2,810,000	2,673,532
	5.00% due 7/1/2033 - 7/1/2041	4,250,000	4,368,913
	City of Houston Combined Utility System Revenue, Series B, 4.50% due 11/15/2038	500,000	502,405
	City of McAllen (International Toll Bridge Revenue) (AGM), Series A, 5.00% due 3/1/2029 - 3/1/2032	4,730,000	4,805,856
	City of New Braunfels Utility System Revenue, 5.00% due 7/1/2042	1,750,000	1,899,289
	City of Port Arthur (CTFS Obligation) (BAM) GO,
	4.00% due 2/15/2040 - 2/15/2042	1,750,000	1,703,565
	5.00% due 2/15/2039 - 2/15/2043	2,350,000	2,512,514
	City of San Antonio (Airport System Capital Improvements) AMT, 5.00% due 7/1/2025	1,160,000	1,160,604
	City of San Antonio (Public Facilities Corp.), 5.00% due 9/15/2040	2,000,000	2,168,336
	Clifton Higher Education Finance Corp. (Braination, Inc.) (PSF-GTD), 5.25% due 8/15/2044	1,225,000	1,304,435
	Clifton Higher Education Finance Corp. (IDEA Public Schools) (PSF-GTD), 4.00% due 8/15/2044	5,000,000	4,812,400
	Clifton Higher Education Finance Corp. (International Leadership of Texas, Inc.) (PSF-GTD), Series A, 4.00% due 8/15/2044	1,280,000	1,222,431
	Corpus Christi (PSF-GTD) ISD GO, 4.00% due 8/15/2043	1,500,000	1,490,625
	County of Bexar GO, 4.00% due 6/15/2036	1,000,000	993,898
	Crosby (PSF-GTD) ISD GO, 4.00% due 2/15/2042	1,000,000	1,003,751
	Garland Housing Finance Corp. (Garland Leased Housing Associates II LP) (FNMA), 4.61% due 1/1/2043	2,000,000	1,970,394
	Greater Texas Cultural Education Facilities Finance Corp. (County of Fort Bend), Series A, 5.00% due 3/1/2034	1,185,000	1,290,249
	Greater Texas Cultural Education Facilities Finance Corp. (Fort County Bend), Series A, 4.00% due 3/1/2040	1,000,000	996,821
	Harris County Cultural Education Facilities Finance Corp. (Memorial Hermann Health System Obligated Group), 5.00% due 7/1/2040	5,000,000	5,072,630
	Hays Consolidated (PSF-GTD) ISD GO, 4.00% due 2/15/2043	1,000,000	995,741
	Houston (PSF-GTD) ISD GO, Series A, 4.00% due 2/15/2041	4,900,000	4,788,603
	Lower Colorado River Authority (LCRA Transmission Services Corp.),
	5.00% due 5/15/2039	750,000	765,304
	Series A,
	5.00% due 5/15/2039	500,000	529,446
	5.25% due 5/15/2042	1,410,000	1,534,301
	Matagorda County Navigation District No. 1 (AEP Texas, Inc.) AMT, 4.25% due 5/1/2030	2,000,000	2,017,762
	Mission Economic Development Corp. (Republic Services, Inc.) AMT,
[a]	4.00% due 6/1/2054 (put 6/1/2034)	1,545,000	1,514,094
[a]	4.25% due 1/1/2026 (put 2/3/2025)	2,500,000	2,490,675
	Newark Higher Education Finance Corp. (Hughen Center, Inc.) (PSF-GTD), Series A, 5.00% due 8/15/2042	600,000	637,307
	North Texas Tollway Authority (North Texas Tollway System), Series A, 4.125% due 1/1/2040	1,500,000	1,474,962
	Pecos Barstow Toyah (PSF-GTD) ISD GO, 5.00% due 2/15/2043	1,000,000	1,008,418
	Rockwall (PSF-GTD) ISD GO, 4.00% due 2/15/2037	2,000,000	1,987,682
	San Antonio Housing Trust Public Facility Corp. (Brooks Family Apartments LP) (FNMA), Series A, 4.55% due 3/1/2043	5,500,000	5,380,570
	Tarrant County Cultural Education Facilities Finance Corp. (Baylor Scott & White Health Obligated Group), Series A, 4.00% due 11/15/2036	1,000,000	980,408
	Tarrant County Cultural Education Facilities Finance Corp. (Christus Health Obligated Group),
[a]	Series A, 5.00% due 7/1/2053 (put 7/1/2032)	2,000,000	2,197,424
	Series B, 5.00% due 7/1/2036	1,185,000	1,247,607
	Tarrant County Cultural Education Facilities Finance Corp. (Cumberland Rest, Inc. Obligated Group), 5.00% due 10/1/2044	1,000,000	1,048,699
	Tarrant County Cultural Education Facilities Finance Corp. (Methodist Hospitals of Dallas Obligated Group), 5.00% due 10/1/2040	3,520,000	3,773,972
	Tarrant County Housing Finance Corp. (4450 Marine Creek Parkway TX Owner LP) (FNMA), Series A, 4.60% due 3/1/2043	7,000,000	6,793,452
[a]	Texas Municipal Gas Acquisition & Supply Corp. IV (Guaranty: BP plc), Series B, 5.50% due 1/1/2054 (put 1/1/2034)	6,000,000	6,593,970
	Texas Public Finance Authority (Texas Southern University) (BAM), 5.25% due 5/1/2040	500,000	537,759
	Texas State Technical College (AGM), Series A, 5.50% due 8/1/2042	2,000,000	2,213,072
	Waco Educational Finance Corp. (Baylor University Issue), 4.00% due 3/1/2041	850,000	841,276
	Utah — 0.9%
	City of Salt Lake City Airport Revenue AMT, Series A, 5.00% due 7/1/2030 - 7/1/2031	5,275,000	5,406,757
	Utah Charter School Finance Authority (Summit Academy, Inc.), Series A, 5.00% due 4/15/2039	500,000	512,891

SCHEDULE OF INVESTMENTS, Continued
Thornburg Intermediate Municipal Fund	December 31, 2024 (Unaudited)

	ISSUER-DESCRIPTION	Shares/Principal Amount	VALUE
	Utah Housing Corp. (FHLMC, FNMA, GNMA), Series C, 4.45% due 1/1/2044	$ 1,350,000	$ 1,326,267
	Utah Housing Corp. (FNMA), Series A, 4.69% due 2/1/2045	1,600,000	1,590,272
	Utah Telecommunication Open Infrastructure Agency, 5.50% due 6/1/2040	500,000	563,178
	Virginia — 1.2%
	Richmond Redevelopment & Housing Authority (Chippenham Place LP) (FNMA), Series FN, 4.50% due 5/1/2040	996,387	1,008,937
	Virginia HDA, Series D, 4.50% due 8/1/2043	2,000,000	2,004,214
	Virginia Small Business Financing Authority (National Senior Campuses, Inc. Obligated Group), Series A, 5.00% due 1/1/2029	850,000	894,791
[a]	Wise County (Virginia Electric & Power Co.) IDA, Series A, 3.80% due 11/1/2040 (put 5/28/2027)	8,330,000	8,450,435
	Washington — 0.6%
	Clark County Public Utility District No. 1, 5.00% due 1/1/2040 - 1/1/2041	1,000,000	1,085,158
	State of Washington GO, Series 2021A, 5.00% due 6/1/2040	2,225,000	2,376,300
	Washington State Housing Finance Commission (Eastside Retirement Association Obligated Group), Series A, 5.00% due 7/1/2043	1,000,000	1,033,645
[b]	Washington State Housing Finance Commission (Seattle Academy of Arts & Sciences), 5.875% due 7/1/2043	1,000,000	1,086,098
	Wisconsin — 2.4%
	Public Finance Authority (National Senior Communities Obligated Group), 4.00% due 1/1/2028 - 1/1/2042	5,235,000	5,238,740
[b]	Public Finance Authority (Penick Village Obligated Group), 5.00% due 9/1/2039	770,000	768,963
	Public Finance Authority (Texas Biomedical Research Institute), Series A, 4.00% due 6/1/2040 - 6/1/2041	525,000	492,851
	Racine (AGM) USD GO, 5.00% due 4/1/2039 - 4/1/2042	3,850,000	4,115,757
	Wisconsin Health & Educational Facilities Authority (Ascension Health Credit Group), Series A, 4.50% due 11/15/2039	500,000	500,282
	Wisconsin Health & Educational Facilities Authority (Ascension Health), Series A, 5.00% due 11/15/2036	2,380,000	2,409,379
	Wisconsin Housing & EDA (Flats at Bishops Woods LP) (FNMA), Series E, 4.75% due 6/1/2043	3,601,000	3,610,582
	Wisconsin Housing & EDA Home Ownership Revenue (FHLMC, FNMA, GNMA) (Green Bond), Series C, 4.50% due 9/1/2044	750,000	741,817
	Wisconsin Housing & EDA Home Ownership Revenue (FHLMC, FNMA, GNMA) (Green Bond), Series A, 4.85% due 9/1/2043	5,000,000	5,167,705
	WPPI Energy, Series A, 5.00% due 7/1/2033 - 7/1/2034	940,000	984,594
	Total Long-Term Municipal Bonds — 96.4% (Cost $953,061,383)		966,053,809

	SHORT-TERM INVESTMENTS — 2.5%
	Municipal Bonds — 2.5%
	New York — 1.5%
[a]	New York City Municipal Water Finance Authority (New York City Water & Sewer System; SPA JP Morgan Chase Bank NA), 4.05% due 6/15/2043 (put 1/2/2025)	$15,400,000	$ 15,400,000
	Texas — 1.0%
[a]	Port of Port Arthur Navigation District (Motiva Enterprises LLC), [BeginL2][EndL2]4.30% due 4/1/2040 (put 1/2/2025)	9,555,000	9,555,000
	Total Municipal Bonds — 2.5% (Cost $24,955,000)		24,955,000
	Mutual Fund — 0.0%
c	State Street Institutional Treasury Money Market Fund, Premier Class, 4.40%	6,988	6,988
	Total Mutual Fund — 0.0% (Cost $6,988)		6,988
	Total Short-Term Investments — 2.5% (Cost $24,961,988)		24,961,988
	Total Investments — 98.9% (Cost $978,023,371)		$991,015,797
	Other Assets Less Liabilities — 1.1%		11,165,883
	Net Assets — 100.0%		$1,002,181,680

Footnote Legend
a	Variable, floating, step, or fixed to floating rate securities are securities for which interest rate changes are based on changes in a designated base rate or on a predetermined schedule. The rates shown are those in effect on December 31, 2024.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted but liquid and may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2024, the aggregate value of these securities in the Fund’s portfolio was $6,706,890, representing 0.67% of the Fund’s net assets.
c	Rate represents the money market fund annualized seven-day yield at December 31, 2024.

SCHEDULE OF INVESTMENTS, Continued
Thornburg Intermediate Municipal Fund	December 31, 2024 (Unaudited)

Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
AGM	Insured by Assured Guaranty Municipal Corp.
AMBAC	Insured by American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
BAM	Insured by Build America Mutual Insurance Co.
BHAC	Insured by Berkshire Hathaway Assurance Corp.
COP	Certificates of Participation
DFA	Development Finance Authority/Agency
EDA	Economic Development Authority
EDFA	Economic Development Financing Authority
FHLMC	Collateralized by Federal Home Loan Mortgage Corp.
FNMA	Collateralized by Federal National Mortgage Association
GNMA	Collateralized by Government National Mortgage Association
GO	General Obligation
HDA	Housing Development Authority
HFA	Health Facilities Authority
HFFA	Health Facilities Financing Authority
HUD	Insured by Housing and Urban Development
IDA	Industrial Development Authority/Agency
IDB	Industrial Development Board
ISD	Independent School District
Mtg	Mortgage
NPFG	Insured by National Public Finance Guarantee Corp.
PSF-GTD	Guaranteed by Permanent School Fund
Q-SBLF	Insured by Qualified School Bond Loan Fund
SONYMA	State of New York Mortgage Agency
SPA	Stand-by Purchase Agreement
USD	Unified School District

NOTES TO SCHEDULE OF INVESTMENTS
Thornburg Intermediate Municipal Fund	December 31, 2024 (Unaudited)

NOTE 1 – ORGANIZATION
Thornburg Intermediate Municipal Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is currently one of twenty-four separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers four classes of shares of beneficial interest: Class A, Class C, Class C2 and Institutional Class (“Class I”).
NOTE 2 – SECURITY VALUATION
Valuation of the Fund’s portfolio investment securities is performed by Thornburg Investment Management, Inc., the Trust’s investment advisor (the "Advisor"), which has been designated by the Trustees of the Trust (the "Trustees") as the Fund’s "valuation designee," as that term is defined in rule 2a-5 under the 1940 Act. The Advisor performs this valuation function under the supervision of the Trustees and in accordance with policies and procedures that have been adopted by the Advisor and approved by the Trustees (the “Valuation Policy and Procedures”).
In its capacity as the Fund’s valuation designee, the Advisor makes good faith determinations of the fair value of portfolio securities for which market quotations are not readily available, and otherwise complies with and administers the Valuation Policy and Procedures. The Advisor performs those functions in significant measure through its Valuation and Pricing Committee (the “Committee”), though the Advisor may also obtain the assistance of others, including professional pricing service providers selected and approved by the Committee. In accordance with the Valuation Policy and Procedures, the Committee: assesses and manages the material risks associated with determining the fair value of those Fund investments for which market quotations are not readily available; selects and applies methodologies for determining and calculating such fair values; periodically reviews and tests the appropriateness and accuracy of those methodologies; monitors for circumstances that may necessitate the use of fair value; and approves, monitors, and evaluates pricing services engaged to provide evaluated prices for the Fund’s investments. The Committee provides reports on its activities to the Trustees’ Audit Committee, which is responsible for overseeing the Committee’s and the Advisor’s work in discharging the functions under the Valuation Policy and Procedures.
In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods selected by the Committee. Because fair values calculated by the Committee are estimates, the calculation of a fair value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.
Valuation of Securities: Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Committee.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee may calculate a fair value for the obligation using alternative methods selected and approved by the Committee. Additionally, in cases when the Committee believes that a valuation obtained from a pricing service provider is stale, does not reflect material factors affecting the valuation of the investment, is significantly different than the value the Fund is likely to obtain if it sought a bid for the investment, or is otherwise unreliable, the Committee may calculate a fair value for the obligation using an alternative method selected and approved by the Committee.